Loss per share - Summary of Weighted Average Number of Ordinary Shares (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement [Line Items]
Net loss	$ (226,559,288)	$ (9,275,962)	$ (4,100,782)
Weighted average number of ordinary shares	110,119,135	82,571,828	71,891,372
Basic and diluted loss per share	$ (2.06)	$ (0.11)	$ (0.06)